DECOMMISSIONING AND RESTORATION PROVISION	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
DECOMMISSIONING AND RESTORATION PROVISION

12.	DECOMMISSIONING AND RESTORATION PROVISION

The Company has an obligation to undertake decommissioning, restoration, rehabilitation and environmental work when environmental disturbance is caused by the development and ongoing production of a mining operation. Movements in decommissioning liabilities during the six months ended June 30, 2026 and 2025 are allocated as follows:

	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan	Total
	$	$	$	$	$	$
Balance, December 31, 2024	3,666	6,256	7,543	3,006	5,205	25,676
Change in estimate	813	1,113	570	399	111	3,006
Reclamation work performed	(20)	(7)	(72)	(30)	-	(129)
Accretion	250	423	698	286	490	2,147
Foreign exchange gain	443	655	2,445	1,104	669	5,316
Balance, December 31, 2025	5,152	8,440	11,184	4,765	6,475	36,016
Less: current portion	(84)	(15)	(650)	(73)	-	(822)
Non-current portion	5,068	8,425	10,534	4,692	6,475	35,194

Balance, December 31, 2025	5,152	8,440	11,184	4,765	6,475	36,016
Change in estimate (note 12(a))	(1,094)	(1,778)	(6,463)	(2,670)	(415)	(12,420)
Reclamation work performed	(2)	(1)	(23)	(23)	-	(49)
Accretion	242	395	473	200	279	1,589
Foreign exchange gain	(739)	(1,210)	(1,488)	(637)	183	(3,891)
Balance, June 30, 2026	3,559	5,846	3,683	1,635	6,522	21,245
Less: current portion	(85)	(36)	(434)	(51)	-	(606)
Non-current portion	3,474	5,810	3,249	1,584	6,522	20,639

a)	Change in estimate

In the second quarter of 2026, management updated its estimate of the future expenditures required for the restoration of its mining properties which resulted in a $12,420 decrease in the decommissioning and restoration provision. The decrease in future expenditures is primarily caused by significant changes to the Bolivian economic environment which includes the adopting of a floating exchange rate and a significant reduction in the projected inflation rate. The change in estimate reduced the carrying value of the decommissioning and restoration asset to zero and the remaining $6,505 was recorded as a reduction to Cost of Sales.

A provision for decommissioning liabilities is estimated based on current regulatory requirements and is recognized at the present value of such costs. The expected timing of cash flows in respect of the provision is based on the estimated life of the Company’s mining operations.

	Decommissioning and restoration provisions - June 30, 2026
	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan
Undiscounted uninflated estimated cash flow	$4,243	$6,924	$7,747	$3,242	$10,069
Discount rate	11.3%	11.3%	13.0%	14.7%	8.9%
Inflation rate	7.62%	7.62%	7.62%	7.62%	3.6%

	Decommissioning and restoration provisions - December 31, 2025
	Bolivar	Porco	Caballo Blanco Group	San Lucas Group	Zimapan
Undiscounted uninflated estimated cash flow	$4,248	$6,925	$7,829	$3,250	$9,791
Discount rate	10.2%	10.2%	9.9%	9.6%	8.7%
Inflation rate	20.2%	20.2%	20.2%	20.2%	3.6%

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)